UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of
BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

BlackRock International Fund
Schedule of Investments January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$ 70,454,630
Total Investments (Cost - $58,847,891) – 100.2%	70,454,630
Liabilities in Excess of Other Assets – (0.2)%	(139,187)
Net Assets – 100.0%	$ 70,315,443

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in
BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of January 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $70,454,630 and 100%, respectively.

•The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

As of January 31, 2011, the Fund's investment in the Portfolio was classified as Level 2.

BLACKROCK INTERNATIONAL FUND JANUARY 31, 2011 1

BlackRock Master International Portfolio
Schedule of Investments January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
Brazil — 1.5%
OGX Petroleo e Gas
Participacoes SA (a) 102,400 $ 1,057,203
Canada — 2.5%
Rogers Communications, Inc.,
Class B 49,532 1,729,799
China — 4.6%
Changsha Zoomlion Heavy
Industry Science and
Technology Development Co.,
Ltd. (a)	282,600	648,085
Focus Media Holding Ltd. - ADR (a)	46,581	1,160,333
Hengan International Group Co.
Ltd.	84,500	634,293
VanceInfo
Technologies, Inc. - ADR (a)	23,447	818,300
3,261,011
France — 6.9%
Sanofi-Aventis	53,996	3,690,234
Societe Generale SA	18,483	1,193,875
4,884,109
Germany — 1.5%
Daimler AG (a) 14,360 1,050,439
Hong Kong — 1.5%
Sands China Ltd. (a) 426,000 1,057,595
Japan — 10.7%
Makita Corp.	42,100	1,822,737
Nissan Motor Co., Ltd.	129,100	1,306,173
Nitto Denko Corp.	30,800	1,537,842
OKUMA Corp. (a)	147,000	1,229,350
Sumitomo Heavy Industries Ltd.	259,000	1,652,832
7,548,934
Netherlands — 4.1%
Heineken NV 57,567 2,897,854
Russia — 1.4%
Sberbank 288,242 1,008,847
Singapore — 1.2%
Genting Singapore Plc (a) 520,000 825,893
South Africa — 1.4%
MTN Group Ltd. 55,991 959,629
South Korea — 1.0%
Samsung Electronics Co. , Ltd. 789 692,731
Spain — 5.2%
Banco Bilbao Vizcaya
Argentaria SA	117,955	1,446,281
Telefonica SA	87,798	2,198,066
		3,644,347

Common Stocks Shares Value
Sweden — 3.7%
Hennes & Mauritz AB, B Shares	41,737 $	1,367,111
Skandinaviska Enskilda Banken
AB, Class A	137,296	1,245,445
2,612,556
Switzerland — 12.5%
ABB Ltd.	59,886	1,414,802
Credit Suisse Group AG	45,375	2,025,747
Julius Baer Group Ltd.	38,405	1,737,863
Novartis AG, Registered Shares	42,006	2,338,467
The Swatch Group Ltd., Bearer
Shares	3,245	1,301,911
8,818,790
Taiwan — 1.4%
HTC Corp. 30,300 1,018,566
United Kingdom — 20.4%
BG Group Plc	70,410	1,579,898
Barclays Plc	303,217	1,420,101
British American Tobacco Plc	67,723	2,501,190
Lloyds TSB Group Plc (a)	1,419,454	1,435,515
Man Group Plc	232,209	1,093,585
Reckitt Benckiser Plc	37,334	2,029,185
Rio Tinto Plc, Registered Shares	20,018	1,374,752
Tullow Oil Plc	53,543	1,139,130
Xstrata Plc	82,221	1,821,037
14,394,393
United States — 12.0%
Activision Blizzard, Inc.	174,838	1,973,921
The Goldman Sachs Group, Inc.	11,416	1,867,886
Lam Research Corp. (a)	18,929	944,368
Liberty Global, Inc. (a)	30,741	1,246,855
NII Holdings, Inc. (a)	42,048	1,765,175
Veeco Instruments, Inc. (a)	14,421	623,852
8,422,057
Total Long-Term Investments
(Cost – $54,336,433) – 93.5% 65,884,753

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	USD	US Dollar
JPY	Japanese Yen

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC JANUARY 31, 2011 1

BlackRock Master International Portfolio
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Short-Term Securities Shares Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.17% (b)(c) 3,061,240 $ 3,061,240
Total Short-Term Securities
(Cost – $3,061,240) – 4.4%	3,061,240
Total Investments
(Cost – $57,397,673*) – 97.9%	68,945,993
Other Assets Less Liabilities – 2.1%	1,508,637
Net Assets – 100.0% $ 70,454,630
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were
Aggregate as follows: cost	$ 57,796,313
Gross unrealized appreciation	$ 11,728,644
Grossunrealized depreciation (578,964) Net unrealized appreciation $ 11,149,680

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	October 31,	Net	January 31,
Affiliate 2010 Activity 2011 Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class 3,168,986 (107,746) 3,061,240 $ 596

(c) Represents the current yield as of report date.

• Foreign currency exchange contracts as of January 31, 2011, were as follows:

Currency		Currency	Counter-	Settlement	Unrealized
Purchased		Sold	party	Date	Depreciation
USD 475,262	JPY	39,422,992	Goldman	2/01/11	$ (5,039)
			Sachs Bank
			USA

2 BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC JANUARY 31, 2011

BlackRock Master International Portfolio
Schedule of Investments (concluded)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Portfolio's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Long-term Investments:
Common Stocks:
Brazil	$ 1,057,203	---	---	$ 1,057,203
Canada	1,729,799	---	---	1,729,799
China	2,626,718	$ 634,293	---	3,261,011
France	---	4,884,109	---	4,884,109
Germany	---	1,050,439	---	1,050,439
Hong Kong	---	1,057,595	---	1,057,595
Japan	---	7,548,934	---	7,548,934
Netherlands	---	2,897,854	---	2,897,854
Russia	1,008,847	---	---	1,008,847
Singapore	---	825,893	---	825,893
South Africa	---	959,629	---	959,629
South Korea	---	692,731	---	692,731
Spain	---	3,644,347	---	3,644,347
Sweden	---	2,612,556	---	2,612,556
Switzerland	---	8,818,790	---	8,818,790
Taiwan	---	1,018,566	---	1,018,566
United Kingdom	---	14,394,393	---	14,394,393
United States	8,422,057	---	---	8,422,057
Short-Term
Securities	3,061,240	---	---	3,061,240
Total	$ 17,905,864	$51,040,129	---	$ 68,945,993
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign currency
exchange
contracts	---	$ (5,039)	---	$(5,039)

[1]	Derivative financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC JANUARY 31, 2011 3

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Date: March 25, 2011